Trade payables and accruals (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other payables [abstract]
Schedule of trade and other payables
Trade payables and accruals include the following:

In € thousand	As at December 31,
	2022	2021
Trade payables	14,505	16,035
Accrued expenses	26,986	52,084
BALANCE AS AT DECEMBER 31	41,491	68,119
Less non-current portion	—	—
CURRENT PORTION	41,491	68,119